Other Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 32,590	$ 23,677	$ 19,489
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 79,196	$ 52,574	$ 45,353